TERM DEPOSIT	9 Months Ended	12 Months Ended
	Oct. 31, 2021 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2022 CAD ($)
Term Deposit
TERM DEPOSIT

4. TERM DEPOSIT

The Company holds a non-redeemable CAD$25,000 ($18,316) term deposit which accrues interest at 4.56% per annum and matures on August 9, 2023. During the year ended October 31, 2022, interest income of $190 (9 months ended October 31, 2021 - $Nil) has been accrued.

Non-redeemable term deposit		$ 18,316	$ 25,000
Accrues interest of term deposit		4.56%
Maturity date of term deposit		Aug. 09, 2023
Interest income		$ 190